Cover	Dec. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2022
Entity File Number	001-10320
Entity Registrant Name	UPD HOLDING CORP.
Entity Central Index Key	0000836937
Entity Tax Identification Number	81-4397205
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	75 Pringle Way
Entity Address, Address Line Two	Ste 804
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	829-7999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	UPDC
Entity Emerging Growth Company	false